COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Other commitments

On May 30, 2023 and August 1, 2023, the Group entered into two non-cancelable one-year internet data center service agreements pursuant to which the Group has total minimum contractual purchase commitments amounting to RMB1,150,000 (US$161,974). As of December 31, 2023, the remaining purchase commitment is RMB520,013 (US$73,242).

Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.